Debt - Finance Obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Dec. 31, 2011	Oct. 13, 2024	Apr. 30, 2023	Jun. 04, 2021
Debt Instrument [Line Items]
Interest rate					1.07%
Debt outstanding	$ 75,495		$ 84,106	$ 37,255
Finance obligations
Debt Instrument [Line Items]
Face amount	$ 2,805
Debt term	5 years
Interest rate	10.00%
Debt outstanding	$ 2,664		2,473
Finance obligations | Northbrook, Illinois Financing Obligation
Debt Instrument [Line Items]
Face amount		$ 7,000
Debt term		15 years
Interest rate		8.15%
Debt outstanding	$ 3,460		$ 3,175	$ 3,995